DEPOSITS FOR NON-CURRENT ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
DEPOSITS FOR NON-CURRENT ASSETS
Total non-current assets	¥ 5,742,416	¥ 5,436,735	$ 786,708
Capital addition purchase commitments
DEPOSITS FOR NON-CURRENT ASSETS
Commitments to purchase certain medical equipment	190,488	271,876	$ 26,097
Impairment loss on deposit assets	0	0		¥ 0
Write off for gross amount of deposits and allowance	0	0
Total non-current assets	0	0
Principal amount	¥ 0	¥ 0